Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Compensation of Key Management Personnel and Transactions with Related Parties

The aggregate compensation made to directors and other members of key management personnel of the Group is set out below:

	2018	2017	2016
	$	$	$
Short-term employee benefits	1,843,334	1,539,777	2,048,543
Post-employment benefits	89,780	76,623	55,630
Long-term benefits	—	32,537	13,209
Share-based payments	257,001	418,986	1,011,851
	2,190,115	2,067,923	3,129,233
The following transactions occurred with related parties:
Payment for other expenses:
Legal services paid / payable to Francis Abourizk Lightowlers, a law firm in which Mr Peter Francis is a partner and has a beneficial interest.	8,212	191,050	116,540
Payment for rent at Francis Abourizk Lightowlers law firm which Mr Peter Francis is a partner and has a beneficial interest	—	—	11,102
Consultancy fees for executive duties paid/payable to NewStar Ventures Ltd, a corporation in which Dr John Chiplin is a director and has a beneficial interest.	—	32,133	165,983
Annabel West, the wife of Greg West, our former Chief Executive Officer, was employed as a part-time clerical and administrative assistant.	42,278	36,248	47,722